CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2013
CONVERTIBLE PROMISSORY NOTES
4.	CONVERTIBLE PROMISSORY NOTES

In addition to the Teckmine Notes described in Note 2, on November 4, 2013, the Company issued 6% convertible debentures with a total face value of $2,475,000, maturing on January 1, 2014 convertible at $0.50 per common share at the Company’s option or by the holders if the Company does not convert or repay the notes on or prior to the maturity date. Concurrent with the issuance of the notes, 1,649,999 shares of the Company’s unregistered common stock were issued to the investors and the face amount of the notes was reduced to $1,650,000. The proceeds from the notes were allocated based on the proportionate fair values of the debt and the shares issued creating a discount on the debt of $1,451,621 which was fully amortized to interest expense during the year ended December 31, 2013. At December 31, 2013, $1,200,000 of the note was repaid, and on January 1, 2014, the remaining balance of $450,000 was repaid in full satisfaction of the notes.